Calvert
International Opportunities Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Australia — 7.4%
BlueScope Steel Ltd.	126,942	$ 1,467,845
CAR Group Ltd.	209,565	4,663,633
Data#3 Ltd.	785,712	3,103,765
Dexus(1)	904,376	3,714,758
Dicker Data Ltd.(1)	598,982	3,119,355
EBOS Group Ltd.	201,649	4,177,959
Steadfast Group Ltd.	1,257,881	4,509,525
		$ 24,756,840
Austria — 1.3%
BAWAG Group AG(2)	53,080	$4,471,206
		$4,471,206
Belgium — 2.5%
Azelis Group NV(1)	233,067	$4,587,842
KBC Group NV	28,538	2,203,397
VGP NV(1)	20,106	1,485,956
		$8,277,195
Canada — 4.7%
Agnico Eagle Mines Ltd.	33,919	$2,653,679
ATS Corp.(1)(3)	119,431	3,642,461
Descartes Systems Group, Inc.(3)	30,590	3,477,273
Lumine Group, Inc.(3)(4)	58,907	1,685,926
TMX Group Ltd.(1)	136,462	4,203,650
		$15,662,989
France — 1.3%
IPSOS SA	95,052	$4,511,833
		$4,511,833
Germany — 2.9%
Jenoptik AG	172,120	$4,025,087
LEG Immobilien SE	26,261	2,227,423
Sartorius AG, PFC Shares	5,664	1,258,731
Schott Pharma AG & Co. KGaA	82,543	2,174,315
		$9,685,556
Ireland — 0.8%
Kerry Group PLC, Class A	27,808	$2,681,983
		$2,681,983
Italy — 7.3%
Amplifon SpA(1)	134,599	$3,468,343
BFF Bank SpA(1)(2)	407,386	3,891,383
DiaSorin SpA(1)	16,188	1,669,702
FinecoBank Banca Fineco SpA	255,525	4,459,610
Interpump Group SpA	72,132	3,199,037
Moncler SpA	75,886	4,006,061
Security	Shares	Value
Italy (continued)
Reply SpA(1)	23,665	$ 3,761,846
		$ 24,455,982
Japan — 29.2%
As One Corp.	273,452	$ 4,571,807
Asahi Intecc Co. Ltd.	241,201	3,913,532
Azbil Corp.	492,422	3,794,529
BayCurrent, Inc.	151,401	5,094,005
Chiba Bank Ltd.	670,127	5,165,209
Cosmos Pharmaceutical Corp.	92,934	3,962,463
Daiseki Co. Ltd.	199,326	4,526,903
dip Corp.	185,272	2,931,391
Fukuoka Financial Group, Inc.(1)	203,690	5,070,905
Goldwin, Inc.	81,770	4,562,824
Hoshino Resorts REIT, Inc.	2,320	3,293,215
Hoshizaki Corp.	147,494	5,799,326
JMDC, Inc.	80,840	2,002,043
Kotobuki Spirits Co. Ltd.	422,878	5,822,802
LaSalle Logiport REIT	4,608	4,160,986
Mani, Inc.	168,010	1,916,774
Miura Co. Ltd.	147,069	3,657,723
NOF Corp.	233,506	3,236,431
Riken Keiki Co. Ltd.	213,435	5,159,107
Sanwa Holdings Corp.	154,793	4,275,501
SUMCO Corp.	450,513	3,317,793
T Hasegawa Co. Ltd.	111,978	2,193,652
Tosei Corp.	319,174	5,065,874
USS Co. Ltd.	495,279	4,299,241
		$97,794,036
Luxembourg — 0.2%
APERAM SA	25,410	$665,508
		$665,508
Netherlands — 5.1%
BE Semiconductor Industries NV(1)	19,355	$2,652,954
Euronext NV(2)	47,354	5,312,504
IMCD NV(1)	32,783	4,871,904
NN Group NV(1)	52,039	2,269,344
Topicus.com, Inc.	24,026	2,031,458
		$17,138,164
New Zealand — 1.0%
Spark New Zealand Ltd.	2,123,486	$3,504,112
		$3,504,112
Norway — 1.2%
Norsk Hydro ASA	113,697	$625,411
SmartCraft ASA(3)	1,342,000	3,491,373
		$4,116,784

Calvert
International Opportunities Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Singapore — 1.1%
Daiwa House Logistics Trust	8,763,955	$ 3,719,481
		$ 3,719,481
Spain — 0.7%
Inmobiliaria Colonial Socimi SA(1)	407,625	$ 2,189,527
		$ 2,189,527
Sweden — 4.0%
AddTech AB, Class B	101,787	$ 2,773,478
Boliden AB	35,114	987,929
Indutrade AB	122,469	3,068,693
Lagercrantz Group AB, Class B	86,712	1,628,825
Sdiptech AB, Class B(3)	153,804	3,308,974
Thule Group AB(2)	56,315	1,732,996
		$13,500,895
Switzerland — 2.0%
Galenica AG(2)	31,245	$2,560,390
Straumann Holding AG	14,702	1,851,886
VZ Holding AG	15,589	2,472,100
		$6,884,376
United Kingdom — 24.8%
Allfunds Group PLC	425,983	$2,228,815
Ashtead Group PLC	41,761	2,583,671
Compass Group PLC	95,871	3,189,956
Cranswick PLC	59,518	3,624,609
Diploma PLC	105,528	5,590,574
DiscoverIE Group PLC	645,049	5,699,918
Games Workshop Group PLC	24,309	4,041,994
Grainger PLC	642,842	1,807,758
Greggs PLC	131,851	4,601,324
Halma PLC	147,495	4,948,299
Hilton Food Group PLC	349,634	3,952,937
Howden Joinery Group PLC	353,214	3,499,141
InterContinental Hotels Group PLC	28,720	3,573,445
Intermediate Capital Group PLC	100,105	2,580,128
JTC PLC(2)	429,212	5,273,769
Judges Scientific PLC(1)	30,255	3,210,450
Premier Foods PLC	1,055,434	2,477,688
Shaftesbury Capital PLC	1,346,383	2,114,059
Supermarket Income Reit PLC	3,564,658	3,039,808
Volution Group PLC	715,026	5,009,325
Wise PLC, Class A(3)	415,272	5,519,530
Zegona Communications PLC(3)	859,924	4,484,996
		$83,052,194
Total Common Stocks (identified cost $296,099,195)		$327,068,661

Short-Term Investments — 6.4%

Affiliated Fund — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(5)	4,386,977	$ 4,386,977
Total Affiliated Fund (identified cost $4,386,977)		$ 4,386,977
Securities Lending Collateral — 5.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(6)	16,963,808	$ 16,963,808
Total Securities Lending Collateral (identified cost $16,963,808)		$ 16,963,808
Total Short-Term Investments (identified cost $21,350,785)		$ 21,350,785

Total Investments — 103.9% (identified cost $317,449,980)	$348,419,446
Other Assets, Less Liabilities — (3.9)%	$(13,022,324)
Net Assets — 100.0%	$335,397,122

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $24,103,264 and the total market value of the collateral received by the Fund was $25,447,792, comprised of cash of $16,963,808 and U.S. government and/or agencies securities of $8,483,984.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $23,242,248 or 6.9% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of these securities is $1,685,926 or 0.5% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
International Opportunities Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

At December 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	23.1%
Financials	17.8
Information Technology	13.8
Real Estate	9.8
Consumer Discretionary	8.9
Health Care	8.8
Consumer Staples	6.7
Communication Services	5.1
Materials	3.5
Total	97.5%

Abbreviations:
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,386,977, which represents 1.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,838,250	$38,390,336	$(35,841,609)	$ —	$ —	$4,386,977	$44,811	4,386,977

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$24,756,840	$ —	$24,756,840
Austria	—	4,471,206	—	4,471,206
Belgium	—	8,277,195	—	8,277,195
Canada	15,662,989	—	—	15,662,989
France	—	4,511,833	—	4,511,833
Germany	—	9,685,556	—	9,685,556

Calvert
International Opportunities Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Ireland	$ —	$2,681,983	$ —	$2,681,983
Italy	—	24,455,982	—	24,455,982
Japan	—	97,794,036	—	97,794,036
Luxembourg	—	665,508	—	665,508
Netherlands	2,031,458	15,106,706	—	17,138,164
New Zealand	—	3,504,112	—	3,504,112
Norway	—	4,116,784	—	4,116,784
Singapore	—	3,719,481	—	3,719,481
Spain	—	2,189,527	—	2,189,527
Sweden	—	13,500,895	—	13,500,895
Switzerland	—	6,884,376	—	6,884,376
United Kingdom	—	83,052,194	—	83,052,194
Total Common Stocks	$17,694,447	$309,374,214(1)	$ —	$327,068,661
Short-Term Investments:
Affiliated Fund	$4,386,977	$ —	$ —	$4,386,977
Securities Lending Collateral	16,963,808	—	—	16,963,808
Total Investments	$39,045,232	$309,374,214	$ —	$348,419,446

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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